Issued Capital - Summary of Capital Issued (Parenthetical) (Detail) - shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Capital and Reserve [line items]
Common shares outstanding	452,318,526	450,863,952	449,458,394
Issued Capital [member]
Disclosure of Capital and Reserve [line items]
Common shares issued	452,318,526	450,863,952
Common shares outstanding	452,318,526	450,863,952